Share-Based Compensation - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Apr. 24, 2014 shares	Jan. 02, 2014 shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Apr. 11, 2023 shares	Dec. 31, 2021 shares	May 26, 2011 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected period over which unamortized compensation costs is to be recognized			¥ 9,914						$ 1,358
Expected period over which unamortized compensation costs is to be recognized			1 year 8 months 12 days	1 year 8 months 12 days
2014 Restricted Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to award	122,545,665
Granted | $ / shares				$ 0.09	$ 0.04
Unvested			32,593,780		25,985,708	25,985,708	4,028,550	4,028,550	32,593,780		6,562,640
2014 Restricted Share Plan | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected period over which unamortized compensation costs is to be recognized			2 years 1 month 6 days	2 years 1 month 6 days
Total fair value of vested shares			¥ 6,954	$ 953		¥ 2,185		¥ 933
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount			¥ 12,659						$ 1,734
2013 Incentive Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to award		64,497,718
Granted | $ / shares					$ 0.05		$ 0.08
Award scheme term			10 years	10 years
Expiration date		Jan. 31, 2024
Unvested			1,376,060		3,714,412	3,714,412	5,086,990	5,086,990	1,376,060		7,596,470
2013 Incentive Scheme | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected period over which unamortized compensation costs is to be recognized			1 year	1 year
Total fair value of vested shares			¥ 801	$ 110		¥ 471		¥ 1,409
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount			¥ 270						$ 37
2011 Share Award Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award scheme term			10 years	10 years
2011 Share Award Scheme | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of vested shares | ¥			¥ 0			¥ 23		¥ 39
Unvested							87,175	87,175			208,950
2023 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to award										145,000,000
Granted | $ / shares					$ 0.05
Unvested			55,146,000		66,329,350	66,329,350			55,146,000
2023 Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected period over which unamortized compensation costs is to be recognized			1 year 7 months 6 days	1 year 7 months 6 days
Total fair value of vested shares			¥ 4,773	$ 654		¥ 13,587
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount			¥ 6,287						$ 861
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			5 years	5 years
Maximum [Member] | 2014 Restricted Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years
Maximum [Member] | 2011 Share Award Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to award												100,000,000